Commitments	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Commitments
Note 1
9
. Commitments
Accounting policy
The commitment amounts are associated with contracts that are enforceable and legally binding and that specify all significant terms, including fixed or minimum services to be used, fixed, minimum or variable price provisions, and the approximate timing of the actions under the contracts. They do not include obligations under agreements that we can cancel without a significant penalty.

Details of commitments

As of December 31, 2019	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
L ease agreement s	73,181	4,014	18,886	9,764	40,516
License agreements	18,607	1,389	2,778	2,778	11,662
Manufacturing agreements	6,218	6,218	—	—	—
Clinical & R&D agreements	2,086	1,424	662	—	—
Con struction agreements	39,741	39,741	—
Other agreements	50,896	30,851	20,045	—	—

Total contractual obligations	190,728	83,637	42,371	12,542	52,179

Obligations under the terms of lease agreement
s
We have entered into various lease agreements including facility leases agreements for our sites in Paris, France, and in the United-States in New-York City (New-York), Raleigh (North Carolina) and Roseville (Minnesota) for a defined term, as well as finance leases and sales and leaseback for equipment.
Obligations under the terms of license agreements
We have entered into various license agreements with third parties that subject us to certain fixed license fees, as well as fees based on future events, such as research and sales milestones.
We also have collaboration agreements whereby we are obligated to pay royalties and milestones based on future events that are uncertain and therefore they are not included in the table above.
Obligations under the terms of manufacturing agreements
We have manufacturing agreements whereby we are obligated to pay for services rendered in the next year regarding our products UCART123, UCARTCS1 and UCART22.
Obligations under the terms of Clinical & Research agreements
We have entered into clinical and research agreements where we are obligated to pay for services to be provided in the next years regarding our research collaboration agreements
,

clinical trials and translational research project
s
.
Obligations under the terms of Construction agreements
We have entered into a construction agreement regarding our manufacturing facility based in Raleigh, North Carolina, where we committed to pay for construction work in the next year.
Obligations under the terms of other agreements
Calyxt entered into seed and grain production agreements (Forward Purchase Contracts) with seed producers and growers. The seed contracts often require Calyxt to pay prices for the seed produced at an exchange-traded price of grain plus a premium. The grower contracts are linked to a commodity futures market prices with the grower having the option to fix their price with us throughout the term of the agreement. These contracts allow for delivery of grain to Calyxt at harvest if so specified when the agreement is executed, otherwise delivery occurs on a date that Calyxt elects through August 31 of the following year. In all periods presented, we considered Forward Purchase Contracts as normal purchases and not derivatives. Any mark-to-market
gains or losses associated with those contracts were reflected in inventory upon our purchase of the underlying grain.